SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ---------------------

Check here if Amendment ( X ) ;   Amendment Number:     01
                                                     ----------------
This Amendment (Check only one.) :        (   )    is a restatement.
                                          ( X )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        European Investors Inc.
             -----------------------------------------------
Address:     640 Fifth Avenue
             -----------------------------------------------
             8th Floor
             -----------------------------------------------
             New York, NY  10019
             -----------------------------------------------


Form 13F File Number: 28-03872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Meagher
       ------------------------------------------------------------------------
Title: Compliance Officer
       ------------------------------------------------------------------------
Phone: 212-735-9500
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              1
                                                ----------------------

Form 13F Information Table Entry Total:         47
                                                ----------------------
Form 13F Information Table Value Total:         $35,735
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

E.I.I. Realty Securities Inc.


FORM 13F Report for Quarter Ended June 30, 2012

Name of Reporting Manager:  European Investors Inc.
13F File No.: 28-03872

European Investors Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VERDE REALTY SHARES                                           2297   108900 SH       Sole                                     108900
ALEXANDRIA REAL ESTATE EQ IN   PRD              015271505     1352    51000 SH       Sole                    51000
HEALTH CARE REIT INC PFD PER C PRD              42217K601     1512    28000 SH       Sole                    28000
APARTMENT INVT & MGMT CO PFD C                  03748R770      210     8000 SH       Sole                     8000
APARTMENT INVT & MGMT CO PFD U                  03748R820      411    16403 SH       Sole                    16403
BANK OF AMERICA CORPORATION                     060505765      517    20000 SH       Sole                    20000
BRE PROPERTIES INC PFD D 6.7                    05564E601     1265    49212 SH       Sole                    49212
CBL & ASSOC PPTYS INC PFD 1/10                  124830605      838    32800 SH       Sole                    32800
COLONY FINL INC PFD SER A 8.                    19624R205      548    21500 SH       Sole                    21500
COMMONWEALTH REIT CUM RED PFD                   203233309      521    20200 SH       Sole                    16700              3500
COUSINS PPTYS INC PFD A 7.75                    222795304      634    25000 SH       Sole                    25000
DDR CORP DEPOSITARY SH PFD D                    23317H508      251    10000 SH       Sole                    10000
DIGITAL RLTY TR INC PFD-E                       253868707      457    17000 SH       Sole                    17000
DIGITAL RLTY TR INC PFD-F                       253868806      350    13500 SH       Sole                    10000              3500
DUKE REALTY CORP PFD 1/10 K                     264411760      768    30500 SH       Sole                    30500
DUPONT FABROS TECHNOLOGY INC P                  26613Q205     1743    66632 SH       Sole                    66632
ENTERTAINMENT PPTYS TR PFD D                    29380T501     1465    58011 SH       Sole                    58011
EQUITY RESIDENTIAL PFD N                        29476L784     1004    38700 SH       Sole                    38700
ESSEX PPTY TR INC PFD SER H                     297178402     1009    38816 SH       Sole                    38816
FIRST INDUSTRIAL REALTY TRUST                   32054K798      623    25700 SH       Sole                    25700
HUDSON PAC PPTYS INC CUM PFD B                  444097208     1013    38000 SH       Sole                    38000
KIMCO RLTY CORP PFD 1/10 F 6                    49446R869      794    31600 SH       Sole                    28600              3000
KIMCO RLTY CORP PFD I 6%                        49446R794      377    15000 SH       Sole                    15000
KITE RLTY GROUP TR PERP PFD                     49803T201      255    10000 SH       Sole                    10000
LASALLE HOTEL PPTYS PFD H SHS                   517942702      202     7800 SH       Sole                     7800
LASALLE HOTEL PPTYS PFD SBI G                   517942603      929    36900 SH       Sole                    36900
NATIONAL RETAIL PPTYS INC PFD                   637417601      375    14437 SH       Sole                    14437
PEBBLEBROOK HOTEL TR PFD SER B                  70509V308     1629    62184 SH       Sole                    62184
POST PPTYS INC PFD A 8.5%                       737464206     1553    25048 SH       Sole                    24248               800
PROLOGIS INC PFD M 6.75%                        74340W608     1003    40100 SH       Sole                    36600              3500
PROLOGIS INC PFD SER Q                          74340W202      481     7700 SH       Sole                     7700
PROLOGIS INC PFD SER R                          74340W301      206     8200 SH       Sole                     5000              3200
PROLOGIS INC PFD SER S                          74340W400      468    18500 SH       Sole                    18500
PS BUSINESS PKS INC CALIF DEP                   69360J719      201     7600 SH       Sole                     7600
PS BUSINESS PKS INC CALIF DEP                   69360J685     1354    53500 SH       Sole                    50000              3500
PUBLIC STORAGE DEP SH S                         74460W206      268    10000 SH       Sole                    10000
PUBLIC STORAGE PFD 1/1000 C                     74460D448      233     9300 SH       Sole                     9300
PUBLIC STORAGE PFD T 1/1000TH                   74460W404      924    35000 SH       Sole                    35000
REALTY INCOME CORP PFD CL E                     756109708      271    10568 SH       Sole                     8168              2400
REALTY INCOME CORP PFD CL F                     756109807     1489    55132 SH       Sole                    55132
REGENCY CTRS CORP CUM RED PFD                   758849707      386    14500 SH       Sole                    14500
REGENCY CTRS CORP PFD SR 5 6                    758849608      562    22200 SH       Sole                    18700              3500
SAUL CTRS INC 1/100PFD SER B                    804395408      669    25000 SH       Sole                    25000
SL GREEN RLTY CORP PFD C 7.6                    78440X309      610    23700 SH       Sole                    23700
VORNADO RLTY TR PFD H 6.750                     929042885      726    28600 SH       Sole                    28600
WEINGARTEN RTY INV PFD D                      948741509      227     9000 SH       Sole                     5000              4000
WEINGARTEN RTY INV PFD F                      948741889      755    29600 SH       Sole                    29600